UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08560

                             GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO International Growth Fund, Inc. First Quarter Report — March 31, 2016
To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) per Class AAA Share of the GAMCO International Growth Fund, Inc. decreased 1.6% compared with a decrease of 3.0% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index. See below for additional performance information.

Enclosed is the schedule of investments, as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)						Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(6/30/95)
Class AAA (GIGRX)	(1.62)%	(9.98)%	1.25%	2.21%	4.25%	5.98%
MSCI EAFE Index	(3.01)	(8.27)	2.29	1.80	4.35	4.51
Lipper International Large-Cap Growth Fund Classification	(1.98)	(7.08)	2.24	2.79	5.00	6.61
Lipper International Multi-Cap Growth Fund Classification	(1.79)	(5.91)	2.34	1.98	4.82	5.37
Class A (GAIGX)	(1.59)	(9.94)	1.27	2.25	4.37	6.07
With sales charge (b)	(7.24)	(15.11)	0.08	1.64	3.96	5.77
Class C (GCIGX)	(1.76)	(10.64)	0.50	1.45	3.41	5.36
With contingent deferred sales charge (c)	(2.74)	(11.53)	0.50	1.45	3.41	5.36
Class I (GIIGX)	(1.30)	(8.95)	1.81	2.58	4.50	6.16

In the current prospectuses dated April 29, 2016, the gross expense ratios for Class AAA, A, C, and I Shares are 2.12%, 2.12%, 2.87%, and 1.87%, respectively, and the net expense ratios in the current prospectuses for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.12%, 2.12%, 2.87%, and 1.01%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large-Cap Growth Fund Classification and the Lipper International Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

GAMCO International Growth Fund, Inc.

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.6%
	CONSUMER STAPLES - FOOD, BEVERAGE, AND TOBACCO — 19.5%
11,000	Associated British Foods plc	$529,098
9,500	British American Tobacco plc	558,053
5,500	Danone SA	391,217
27,200	Diageo plc	735,024
5,000	FamilyMart Co. Ltd.	259,896
6,000	Heineken NV	543,804
19,300	Japan Tobacco Inc.	804,274
7,000	Kameda Seika Co. Ltd.	278,644
11,800	Nestlé SA	881,733
4,000	Pernod Ricard SA	446,058

		5,427,801

	CONSUMER DISCRETIONARY — 18.1%
8,100	Accor SA	343,241
30,000	Atresmedia Corp. de Medios de Comunicacion SA	328,740
3,000	Christian Dior SE	544,145
11,000	Compagnie Financiere Richemont SA	727,003
1,300	Fast Retailing Co. Ltd.	416,065
1,050	Hermes International	369,730
6,000	Honda Motor Co. Ltd.	164,521
80,000	ITV plc	277,138
8,000	Liberty Global plc, Cl. C†	300,480
4,300	Naspers Ltd., Cl. N	600,274
9,000	ProSiebenSat.1 Media SE	462,745
28,000	Rakuten Inc.	270,061
10,000	Sony Corp.	257,053

		5,061,196

	HEALTH CARE — 15.7%
7,500	AstraZeneca plc	420,371
5,600	Bayer AG	658,254
1,000	Essilor International SA	123,519
12,000	GlaxoSmithKline plc	243,357
10,300	Novartis AG	746,617
9,500	Novo Nordisk A/S, Cl. B	515,294
4,300	Roche Holding AG, Genusschein	1,058,510
2,750	Shire plc	156,368
28,400	Smith & Nephew plc	468,262

		4,390,552

	INDUSTRIALS — 10.8%
3,700	FANUC Corp.	574,832
14,700	Jardine Matheson Holdings Ltd.	839,076
16,000	Komatsu Ltd.	272,389
10,000	Nabtesco Corp.	224,444
8,300	Park24 Co. Ltd.	232,307
3,000	SMC Corp.	696,788
7,000	Travis Perkins plc	183,681

		3,023,517

Shares		Market Value

	MATERIALS — 9.3%
9,850	Agnico Eagle Mines Ltd.	$356,176
3,400	Air Liquide SA	382,592
7,000	Chr. Hansen Holding A/S	469,909
4,000	Randgold Resources Ltd., ADR	363,240
13,925	Rio Tinto plc	391,094
5,000	Shin-Etsu Chemical Co. Ltd.	258,741
900	Syngenta AG	374,395

		2,596,147

	INFORMATION TECHNOLOGY — 7.1%
1,600	Keyence Corp.	872,753
3,500	Murata Manufacturing Co. Ltd.	422,009
40,000	The Sage Group plc	361,359
75,000	Yahoo! Japan Corp.	319,206

		1,975,327

	CONSUMER STAPLES - HOUSEHOLD AND PERSONAL PRODUCTS — 6.7%
4,300	Henkel AG & Co. KGaA	422,607
2,500	L’Oreal SA	447,907
15,000	Shiseido Co. Ltd.	334,799
20,000	Unicharm Corp.	435,204
5,000	Unilever NV	224,081

		1,864,598

	FINANCIALS — 6.6%
300,000	China Galaxy Securities Co. Ltd., Cl. H	291,981
35,000	China Pacific Insurance Group Co. Ltd., Cl. H	130,844
13,000	CK Hutchison Holdings Ltd.	168,756
19,000	Kinnevik Investment AB, Cl. B	538,995
17,000	Prudential plc	317,654
10,500	Schroders plc	404,612

		1,852,842

	ENERGY — 0.9%
3,500	Schlumberger Ltd.	258,125

	TELECOMMUNICATION SERVICES — 0.9%
5,000	SoftBank Corp.	238,394

	TOTAL COMMON STOCKS	26,688,499

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.4%
$ 1,236,000	U.S. Treasury Bills, 0.295% to 0.436%††, 05/19/16 to 09/01/16	1,235,126

	TOTAL INVESTMENTS — 100.0% (Cost $22,439,914)	$27,923,625

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Market Value

Aggregate tax cost	$22,439,914

Gross unrealized appreciation	$6,373,103
Gross unrealized depreciation	(889,392)

Net unrealized appreciation/depreciation	$5,483,711

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
Europe	59.8%	$16,710,889
Japan	26.3	7,332,378
North America	5.7	1,591,302
Latin America	4.5	1,265,957
South Africa	2.2	600,274
Asia/Pacific	1.5	422,825

	100.0%	$27,923,625

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities, which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Other Industries (a)	$26,688,499	—	$26,688,499

Total Common Stocks	26,688,499	—	26,688,499

U.S. Government Obligations	—	$1,235,126	1,235,126

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$26,688,499	$1,235,126	$27,923,625

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the period ended March 31, 2016, foreign common stock was transferred from Level 2 to Level 1 due to the application at December 31, 2015 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $25,764,597 or 94.38% of net assets as of December 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2016 or December 31, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the observable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GAMCO INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q116QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO International Growth Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/27/2016

* Print the name and title of each signing officer under his or her signature.